Cover	Oct. 28, 2024	May 02, 2023
Cover [Abstract]
Document Type		8-K
Document Period End Date	Oct. 28, 2024	Oct. 28, 2024
Entity Registrant Name		T Series Middle Market Loan Fund LLC
Entity Incorporation, State or Country Code		DE
Entity File Number		814-01453
Entity Tax Identification Number		27-0279273
Entity Address, Address Line One		1585 Broadway
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10036
City Area Code		212
Local Phone Number		761-4000
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		None
Entity Emerging Growth Company		true
Entity Ex Transition Period		true
Entity Central Index Key		0001885968
Amendment Flag		false
No Trading Symbol Flag		true